Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of income taxes
Income (loss) from continuing operations before income taxes	$ 45,044	$ (394)	$ 2,756
Income tax benefit (expense) at the PRC statutory rate	(11,261)	99	(689)
International tax rate differential	(781)	(1,331)	(513)
Super deduction for research and development expenses	1,257	461	463
Non-deductible expenses	(577)	(1,141)	(1,512)
Other adjustments	(5)	89	(98)
Effect of preferential tax rate	5,406	1,635	1,473
Change in valuation allowance	(2,309)	(2,430)	(1,618)
Effect of PRC withholding tax	(69)	(59)	(89)
Effect of prior year adjustment and restatement	0	13	(402)
Income tax expense	$ (8,339)	$ (2,664)	$ (2,985)